Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2011			2010
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships[1]	$56,492	$(45,958)	$10,534	$119,472	$(103,552)	$15,920
Noncompete agreements[2]	12,142	(10,579)	1,563	12,142	(8,950)	3,192
Total finite-lived intangible assets[3]	68,634	(56,537)	12,097	131,614	(112,502)	19,112
Indefinite-lived intangible assets:
Renewable investment advisory rights	64,600	N/A	64,600	64,500	N/A	64,500
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	66,500	N/A	66,500	66,400	N/A	66,400
Goodwill	642,329	N/A	642,329	635,313	N/A	635,313
Total identifiable intangible assets and goodwill	$777,463	$(56,537)	$720,926	$833,327	$(112,502)	$720,825

1	Weighted average amortization period of 9.3 years at December 31, 2011

2	Weighted average amortization period of 6.9 years at December 31, 2011

3	Weighted average amortization period of 8.9 years at December 31, 2011

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions	For the years ending December 31,
2012	$3.4
2013	$2.6
2014	$2.0
2015	$1.4
2016	$1.0